RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Designated as hedging instruments (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 GW	Dec. 31, 2022 $ / MWh	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 € / $	Dec. 31, 2022 £ / $	Dec. 31, 2022 ¥ / $	Dec. 31, 2022 ₨ / $	Dec. 31, 2022 R$ / $	Dec. 31, 2021 GW	Dec. 31, 2021 $ / MWh	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 £ / $	Dec. 31, 2021 ¥ / $	Dec. 31, 2021 ₨ / $	Dec. 31, 2021 R$ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (116)	$ (83)
Notional amount – GWh (in gigawatts) | GW			13,674,000,000												10,022,000,000
Maturity dates	2023-2038	2022 - 2027
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in currency per dollar) | $ / MWh				58												35
Change in discounted spot value of outstanding hedging instruments	$ (90)	$ (124)
Change in value of hedged item used to determine hedge effectiveness	64	117
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	269	(95)
Notional amount	$ 803	$ 558			$ 349	€ 1,315	£ 296	$ 157									$ 377	€ 1,572	£ 0	$ 141
Maturity dates	2023-2061	2022 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	$ 333	$ 80
Change in value of hedged item used to determine hedge effectiveness	(328)	(97)
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	(76)	(18)
Notional amount	$ 104	$ 6
Maturity dates	2023 - 2024	2022 - 2023
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in currency per dollar)									5,038	0.99	0.83	7.05	83	5.69							3,925	0.87	0.76	7.18	78	5.73
Foreign exchange swaps | Colombia, Pesos
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 302	$ 676
Foreign exchange swaps | Euro Member Countries, Euro
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	601	571
Foreign exchange swaps | United Kingdom, Pounds
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	76	125
Foreign exchange swaps | China, Yuan Renminbi
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	575	427
Foreign exchange swaps | India, Rupees
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	128	260
Foreign exchange swaps | Brazil, Brazil Real
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 79	$ 75